Initial Public Offering	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

In the Initial Public Offering closed on November 4, 2024, the Company sold 25,000,000 Units at a price of $10.00 per Unit. Each Unit has a price of $10.00 and consists of one Class A ordinary share and one Public Right entitling the holder thereof to receive one tenth (1/10) of one Class A ordinary share upon the consummation of an initial Business Combination.

NOTE 3. INITIAL PUBLIC OFFERING

In the Initial Public Offering closed on November 4, 2024, the Company sold 25,000,000 Units at a price of $10.00 per Unit. Each Unit has a price of $10.00 and consists of one Class A ordinary share and one Public Right entitling the holder thereof to receive one tenth (1/10) of one Class A ordinary share upon the consummation of an initial Business Combination.